SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Accounts receivable and allowance for uncollectible accounts receivable and Value added taxes (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Allowance was recorded for uncollectible financing receivables	¥ 32,975	¥ 0
VAT percent, one	3.00%
VAT percent, two	6.00%
VAT tax	¥ 1,493,717	¥ 916,316	¥ 1,215,821